SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) (Paranthetical) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Segment Reporting [Abstract]
Gain loss related to litigation settlement	$ 5.7	$ 10.0